UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05767

DWS Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 149.4%
Alabama 2.8%
Alabama, Sales & Special Tax Revenue, Public School and College Authority, Series C, 5.625%, 7/1/2013	1,000,000	1,043,610
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, Prerefunded, 5.75%, 6/1/2031	1,500,000	1,641,495
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	1,000,000	886,620

		3,571,725
Arizona 1.4%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation Project, 8.25%, 3/1/2019	1,725,000	1,736,489

California 10.2%
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	973,420
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	2,000,000	1,587,560
Series B, Prerefunded, 5.625%, 6/1/2038	1,890,000	2,092,797
Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	4,500,000	5,204,610
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project, 7.2%, 9/2/2015	870,000	879,979
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, Prerefunded, 6.25%, 1/1/2030	1,985,000	2,083,496

		12,821,862
Colorado 3.1%
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	874,890
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, Prerefunded, 6.5%, 11/15/2031	1,000,000	1,131,540
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	635,000	617,201
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, Prerefunded, 7.125%, 6/15/2041	1,145,000	1,291,434

		3,915,065
Connecticut 3.5%
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,000,000	2,033,920
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031	705,000	678,591
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2017	2,000,000	1,189,180
Series B, 144A, Zero Coupon, 9/1/2018	1,000,000	531,130

		4,432,821
District of Columbia 0.5%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2018 (a)	660,000	667,537
Florida 4.1%
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, 5.625%, 8/15/2029	1,875,000	1,794,919
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	1,600,000	1,609,024
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	689,200
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	1,000,000	988,480

		5,081,623
Georgia 1.9%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	1,250,000	1,226,350
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,220,000	1,105,161

		2,331,511
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	995,610
Illinois 5.7%
Illinois, Finance Authority Revenue, Monarch Landing, Inc. Facility:
Series A, 7.0%, 12/1/2027	1,000,000	1,000,860

Series A, 7.0%, 12/1/2037	1,000,000	970,240
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	885,200
Illinois, Hospital & Healthcare Revenue, ETM, 6.75%, 2/15/2016	2,180,000	2,338,508
Illinois, Upper River Valley Development Authority, Solid Waste Disposal Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014	1,165,000	1,116,757
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	795,000	797,870

		7,109,435
Indiana 2.8%
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	3,000,000	2,681,490
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	855,360

		3,536,850
Iowa 2.3%
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	1,670,000	1,421,655
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	1,000,000	937,970
Lake City, IA, Senior Care Revenue, Health Care Facility, Opportunity Living Project, 144A, 6.45%, 5/1/2011	525,000	527,546

		2,887,171
Kansas 4.5%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	2,000,000	1,762,800
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, Prerefunded, 6.5%, 5/15/2028	300,000	313,287
Overland Park, KS, Industrial Development Revenue, Series A, Prerefunded, 7.375%, 1/1/2032	2,000,000	2,230,200
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	1,400,000	1,369,158

		5,675,445
Kentucky 1.2%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.625%, 10/1/2028	790,000	867,231
Series A, 6.625%, 10/1/2028	210,000	219,051
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033 (a)	365,000	372,796

		1,459,078
Louisiana 3.2%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	984,080
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co. Project, Series A, 5.25%, 11/15/2013	3,000,000	2,981,550

		3,965,630
Maryland 5.9%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028	966,000	1,070,222
Anne Arundel County, MD, Revenue Lease, Arundel Mills Project, Prerefunded, 7.1%, 7/1/2029	1,500,000	1,592,400
Maryland, Higher Education Revenue, Collegiate Housing Foundation, Series A, Prerefunded, 5.75%, 6/1/2031	1,000,000	1,049,120
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, Prerefunded, 6.75%, 7/1/2030	1,000,000	1,092,560
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay, Series B, 5.25%, 12/1/2031	2,000,000	1,554,280

Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,000,000	981,930

		7,340,512
Massachusetts 5.4%
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	1,700,000	2,052,971
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,875,000	1,891,219
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,779,153
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems:
Series C, Prerefunded, 5.75%, 7/1/2032	965,000	1,062,610
Series C, 5.75%, 7/1/2032	35,000	35,604

		6,821,557
Michigan 4.5%
Kalamazoo, MI, Economic Develpoment Corp. Revenue, Heritage Community, 5.375%, 5/15/2027	1,000,000	849,080
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, Prerefunded, 7.5%, 5/15/2029	2,000,000	2,204,920
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	1,000,000	1,052,030
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services:
Series A, ETM, 5.6%, 2/15/2013	230,000	242,606
Series A, ETM, 5.75%, 2/15/2023	1,300,000	1,328,925

		5,677,561
Missouri 0.6%
Branson, MO, Regional Airport Transportation Development District, Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	250,000	202,113
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	535,000	583,016

		785,129
Nevada 8.1%
Clark County, NV, School District General Obligation, Series A, 5.0%, 6/15/2022 (a)	7,325,000	7,739,375
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	1,901,600
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	2,000,000	574,880

		10,215,855
New Hampshire 1.9%
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, Prerefunded, 7.4%, 1/1/2023	1,000,000	1,123,570
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough Retirement Community, 5.75%, 7/1/2028	1,500,000	1,324,500

		2,448,070
New Jersey 2.5%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	290,000	270,216
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	1,430,000	1,370,283
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	1,330,000	1,445,803

		3,086,302
New Mexico 2.1%
Farmington, NM, Pollution Control Revenue, 5.8%, 4/1/2022	2,750,000	2,633,977

New York 20.2%
Long Island, NY, Power Authority, Electric System Revenue, Series E, 5.0%, 12/1/2021 (a)	2,900,000	2,969,136
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement, Amsterdam at Harborside, Series A, 6.7%, 1/1/2043	1,000,000	994,950
Nassau County, NY, Project Revenue, North Shore Healthcare Systems Project, Series B, 5.875%, 11/1/2011	475,000	494,542
New York, Core City General Obligation, Series C, 7.0%, 2/1/2010	315,000	321,215
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.125%, 4/1/2019 (a)	1,450,000	1,622,419
New York, State General Obligation Lease, Higher Education Revenue, Dormitory Authority, State University, 5.125%, 5/15/2021 (a)	1,515,000	1,533,331
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority Systems, Series Y, ETM, 6.0%, 1/1/2012	5,000,000	5,341,900
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023 (a)	8,260,000	8,223,078
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,022,180
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028	2,000,000	1,849,780

		25,372,531
North Carolina 1.9%
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,030,500
Series B, 6.375%, 1/1/2013	1,300,000	1,373,918

		2,404,418
North Dakota 0.9%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, Prerefunded, 7.125%, 8/15/2024	1,000,000	1,100,050
Ohio 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	3,350,000	2,911,250
Pennsylvania 4.2%
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	541,464
Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, Prerefunded, 7.25%, 12/1/2027	2,000,000	2,159,240
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	750,000	788,917
Philadelphia, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	603,400	604,378
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, Prerefunded, 8.125%, 11/15/2030	1,000,000	1,130,020

		5,224,019
Puerto Rico 3.3%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	4,000,000	4,193,440
Rhode Island 1.5%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	2,000,000	1,883,180
South Carolina 8.2%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	1,000,000	993,430
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System:
Series A, Prerefunded, 5.625%, 11/15/2030	415,000	462,435
Series B, 5.625%, 11/15/2030	1,585,000	1,594,161
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:

Series C, Prerefunded, 7.0%, 8/1/2030	1,545,000	1,826,744
Series A, Prerefunded, 7.375%, 12/15/2021	1,000,000	1,129,810
South Carolina, Transportation Infrastructure Bank Revenue, Series A, Prerefunded, 5.375%, 10/1/2024 (a)	4,150,000	4,345,050

		10,351,630
South Dakota 1.6%
South Dakota, Hospital & Healthcare Revenue, Sioux Valley Hospital, Series E, 5.375%, 11/1/2024	2,000,000	2,033,660
Tennessee 2.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	500,000	467,500
5.0%, 12/15/2018	540,000	497,048
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	2,000,000	2,389,220

		3,353,768
Texas 16.5%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,354,325
Austin, TX, Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 6.413%, 4/1/2027 *	1,975,000	1,412,737
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project, Series A, 2.55% **, 5/15/2048	3,000,000	3,000,000
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	2,000,000	1,610,400
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Prerefunded, 6.7%, 11/15/2030	1,000,000	1,103,330
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	1,000,000	936,640
Texas, Lower Colorado River Authority Revenue:
Series B, Prerefunded, 6.0%, 5/15/2013 (a)	10,000	10,404
Series B, 6.0%, 5/15/2013 (a)	4,990,000	5,159,161
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek Project, 5.65%, 11/15/2035	1,250,000	1,069,313
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit, Series A, 6.0%, 11/15/2012 (a)	3,860,000	4,050,375

		20,706,685
Virgin Islands 2.5%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.375%, 10/1/2019	3,000,000	3,159,030
Washington 2.0%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (a)	595,000	567,202
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	1,935,520

		2,502,722
West Virginia 1.8%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center:
Series A, Prerefunded, 6.75%, 9/1/2022	390,000	427,963
Prerefunded, 6.75%, 9/1/2022	1,610,000	1,766,717

		2,194,680
Wisconsin 0.8%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	1,000,000	1,046,870

Total Municipal Bonds and Notes (Cost $184,516,176)		187,634,748

	Municipal Inverse Floating Rate Notes (b) 15.3%
California 3.4%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (a) (c)		2,124,844	2,199,133
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (a) (c)		1,933,492	2,001,090
	Trust: California, Series 2008-1104, 144A, 13.186%, 5/1/2027, Leverage Factor at purchase date: 4 to 1

			4,200,223
Illinois 2.3%
Aurora, IL, Single Family Mortgage Revenue, Series C, AMT, 5.5%, 6/1/2045 (c)		2,920,000	2,923,752
	Trust: Aurora, IL, Puttable Floating Option Tax Exempt Receipts, RITES-PA-1499, AMT, 144A, 15.64%, 6/1/2045, Leverage Factor at purchase date: 4 to 1
New York 4.6%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (c)		5,535,000	5,817,638
	Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 13.929%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
Tennessee 5.0%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (c)		5,918,585	6,248,240
	Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 13.547%, 1/1/2024, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $19,042,218)			19,189,853
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $203,558,394) †		164.7	206,824,601
Other Assets and Liabilities, Net		(9.0)	(11,231,180)
Preferred Shares, at Redemption Value		(55.7)	(70,000,000)

Net Assets Applicable to Common Shareholders		100.0	125,593,421

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Partial interest paying security. The rate shown represents 95% of the original coupon rate.
**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2008.

†

The cost for federal income tax purposes was $202,965,716. At August 31, 2008, net unrealized appreciation for all securities based on tax cost was $3,858,885. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,918,017 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,059,132.

(a)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	2.1
Assured Guaranty Corp.	0.2
Financial Guaranty Insurance Company	9.9
Financial Security Assurance, Inc.	5.3
MBIA Corp.	2.2
Radian Asset Assurance, Inc.	0.3
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(c) Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	-
Level 2	$ 206,824,601
Level 3	-
Total	$ 206,824,601

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008